Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Income:
Interest income		$ 20,400	$ 3,118	$ 7,178
Expenses:
Ongoing placement agent fees (Note 2j)		432,230	603,212	194,376
General Partner fees (Note 2j)		432,230	603,212	194,376
Management fees (Note 4)		238,151	177,872	312,606
Brokerage fees (Note 2j)				1,724,317
Incentive fees (Note 4)				53,508
Total expenses		1,102,611	1,384,296	2,479,183
Net investment loss		(1,082,211)	(1,381,178)	(2,472,005)
Trading Results:
Total trading results		20,293	(3,760,506)	3,176,271
Net income (loss)		$ (1,061,918)	$ (5,141,684)	$ 704,266
Net income (loss) per Unit (Note 8)	[1]	$ (0.62)	$ (2.08)	$ (0.02)
Weighted average number of Units outstanding		1,883,921.134	2,418,049.941	3,243,727.489
Morgan Stanley Smith Barney BHM I, LLC [Member]
Expenses:
Management fees (Note 4)		$ 6,470	$ 284,061
Trading Results:
Net realized gains (losses) on investment		3,559,306	21,012,914	$ 20,180,635
Net change in unrealized gains (losses) on investment		(3,894,858)	(24,341,749)	(18,299,332)
MB Master Fund LP [Member]
Trading Results:
Net realized gains (losses) on investment		103,332	(12,090)	11,573
Net change in unrealized gains (losses) on investment		1,156,649	(524,197)	57,061
Pgr Master Fund Lp [Member]
Trading Results:
Net realized gains (losses) on investment		(110,881)	5,797	(26,049)
Net change in unrealized gains (losses) on investment		(793,255)	98,819	1,252,383
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Income:
Interest income		149,929	6,571	19,055
Expenses:
Ongoing placement agent fees (Note 2j)		1,613,123	2,201,751	571,137
General Partner fees (Note 2j)		1,613,123	2,201,751	571,137
Management fees (Note 4)		1,278,401	1,923,032	1,984,202
Brokerage fees (Note 2j)				4,378,408
Total expenses		4,504,647	6,326,534	7,504,884
Net investment loss		(4,354,718)	(6,319,963)	(7,485,829)
Trading Results:
Net realized gains (losses) on closed contracts		(8,560,404)	2,855,236	21,564,894
Net change in unrealized gains (losses) on open contracts		(102,999)	(4,330,138)	(859,897)
Total trading results		(8,663,403)	(1,474,902)	20,704,997
Net income (loss)		$ (13,018,121)	$ (7,794,865)	$ 13,219,168
Net income (loss) per Unit (Note 8)	[1]	$ (4.39)	$ (2.25)	$ 3.70
Weighted average number of Units outstanding		3,039,416.299	3,661,532.170	4,702,032.014
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Income:
Interest income		$ 150,226	$ 14,184	$ 17,849
Expenses:
Ongoing placement agent fees (Note 2j)		1,605,229	2,045,080	534,640
General Partner fees (Note 2j)		1,605,229	2,045,080	534,640
Management fees (Note 4)		1,244,716	1,581,367	1,431,344
Brokerage fees (Note 2j)				4,133,321
Incentive fees (Note 4)		208,244	899,082	719,326
Total expenses		4,663,418	6,570,609	7,353,271
Net investment loss		(4,513,192)	(6,556,425)	(7,335,422)
Trading Results:
Net realized gains (losses) on closed contracts		(3,006,930)	6,387,957	22,532,708
Net change in unrealized gains (losses) on open contracts		600,852	(976,511)	(620,720)
Total trading results		(1,116,946)	6,239,846	21,773,211
Net income (loss)		$ (5,630,138)	$ (316,579)	$ 14,437,789
Net income (loss) per Unit (Note 8)	[1]	$ (1.36)	$ (0.12)	$ 2.52
Weighted average number of Units outstanding		4,307,665.714	5,291,205.995	6,923,660.693
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts			$ 374,099	$ 668,573
Net change in unrealized gains (losses) on open contracts			(400,948)	(807,350)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts		$ 920,443	1,803,434
Net change in unrealized gains (losses) on open contracts		368,689	(948,185)
Ceres Tactical Currency L.P. [Member]
Investment Income:
Interest income		23,934	3,411	2,318
Expenses:
Ongoing placement agent fees (Note 2j)		236,538	273,887	68,155
General Partner fees (Note 2j)		189,229	219,110	54,524
Management fees (Note 4)		177,400	205,415	205,572
Brokerage fees (Note 2j)				459,790
Incentive fees (Note 4)		94,111	386,005	240,978
Total expenses		697,278	1,084,417	1,029,019
Net investment loss		(673,344)	(1,081,006)	(1,026,701)
Trading Results:
Total trading results		(500,137)	3,223,223	2,934,226
Net income (loss)		$ (1,173,481)	$ 2,142,217	$ 1,907,525
Net income (loss) per Unit (Note 8)	[1]	$ (1.08)	$ 1.43	$ 1.10
Weighted average number of Units outstanding		1,204,884.421	1,489,830.597	1,991,023.150
Ceres Tactical Currency L.P. [Member] | Cambridge Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts		$ (409,784)	$ 4,094,092	$ 2,258,243
Net change in unrealized gains (losses) on open contracts		$ (90,353)	$ (870,869)	519,476
Ceres Tactical Currency L.P. [Member] | KR Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts				(405,824)
Net change in unrealized gains (losses) on open contracts				$ 562,331

[1]	Represents the change in net asset value per Unit.